Regulatory Capital (Schedule Of Regulatory Capital Amount And Ratios) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Assets greater than $50 billion	$ 50,000,000,000
Parent Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 common ratio above 5 percent	5.00%
Tier 1 (to risk-weighted assets), Amount	15,165,000,000	20,232,000,000
Tier 1 (to risk-weighted assets), Ratio	11.79%	13.13%
Tier 1 (to risk-weighted assets), Required minimum	4.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Total (to risk-weighted assets), Amount	16,405,000,000	21,669,000,000
Total (to risk-weighted assets), Ratio	12.76%	14.07%
Total (to risk-weighted assets), Required minimum	8.00%
Total (to risk-weighted assets), Well-capitalized minimum	10.00%
Tier 1 leverage (to adjusted average assets), Amount	15,165,000,000	20,232,000,000
Tier One Leverage Capital to Average Assets	10.23%	11.16%
Tier 1 common (to risk-weighted assets), Amount	11,366,000,000	10,749,000,000
Tier 1 common (to risk-weighted assets), Ratio	8.84%	6.98%
Parent Company [Member] | Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%
Parent Company [Member] | Maximum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%
Ally Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 (to risk-weighted assets), Amount	15,159,000,000	14,136,000,000
Tier 1 (to risk-weighted assets), Ratio	16.73%	16.26%
Tier 1 (to risk-weighted assets), Required minimum	4.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Total (to risk-weighted assets), Amount	15,809,000,000	14,827,000,000
Total (to risk-weighted assets), Ratio	17.45%	17.06%
Total (to risk-weighted assets), Required minimum	8.00%
Total (to risk-weighted assets), Well-capitalized minimum	10.00%
Tier 1 leverage (to adjusted average assets), Amount	15,159,000,000	14,136,000,000
Tier One Leverage Capital to Average Assets	15.77%	15.30%
Tier 1 Leverage To Average Assets For Ally Bank	15.00%
Tier 1 leverage (to adjusted average assets), Well-capitalized minimum	5.00%
Tier 1 common (to risk-weighted assets), Amount	$ 15,159,000,000	$ 14,136,000,000
Tier 1 common (to risk-weighted assets), Ratio	16.73%	16.26%